Financial Instruments - Summary of Detailed Information Financial Assets And Liabilities Classified And Measured (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Financial assets at amortised cost, category [member] | Cash [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	$ 266.9	$ 97.9
Financial assets - Fair Value	266.9	97.9
Financial assets at amortised cost, category [member] | Restricted Cash [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	0.1	3.9
Financial assets - Fair Value	0.1	3.9
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	227.6	246.7
Financial assets - Fair Value	227.6	246.7
Financial assets at amortised cost, category [member] | Other assets [member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	10.7	7.6
Financial assets - Fair Value	4.7	7.6
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Derivative asset [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	5.9	0.0
Financial assets - Fair Value	5.9	0.0
Financial liabilities at amortised cost, category [member] | Bank Indebtedness [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	0.4	0.3
Financial liabilities - Fair Value	0.4	0.3
Financial liabilities at amortised cost, category [member] | Accounts Payable and Accrued Liabilities [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	319.1	286.8
Financial liabilities - Fair Value	319.1	286.8
Financial liabilities at amortised cost, category [member] | Current Portion Of Governmental Loans [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	25.0	16.2
Financial liabilities - Fair Value	25.0	16.2
Financial liabilities at amortised cost, category [member] | Current portion of financing arrangement [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	1.0	0.9
Financial liabilities - Fair Value	1.0	0.9
Financial liabilities at amortised cost, category [member] | Long Term Governmental Loans [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	133.6	127.4
Financial liabilities - Fair Value	133.6	127.4
Financial liabilities at amortised cost, category [member] | Longterm portion of financing arrangement [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	12.6	10.4
Financial liabilities - Fair Value	12.6	10.4
Financial liabilities at amortised cost, category [member] | Senior Secured Lien Notes [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	498.4	0.0
Financial liabilities - Fair Value	515.2	0.0
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Warrant Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	52.2	44.9
Financial liabilities - Fair Value	52.2	44.9
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Earnout Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	10.1	13.8
Financial liabilities - Fair Value	10.1	13.8
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Share Based Payment Compensation Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	34.5	31.9
Financial liabilities - Fair Value	$ 34.5	$ 31.9